Deferred charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Deferred charges of dry-docking and special survey costs	$ 35,949	$ 27,344
Eurochampion 2004, Euronike, Archangel, Alaska, Artic, Antartic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 9,117	$ 6,953